Leases (Details) - USD ($)		12 Months Ended
	Jul. 02, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Text Block [Abstract]
Right of use assets	$ 2,100,000	$ 1,049,069	$ 1,285,145
Operating lease liabilities	2,100,000
Financing lease liabilities	$ 100,000
Incremental borrowing rate	6.73%
Operating leases weighted average remaining lease term		2 years
Financing lease remaining lease term		1 year 5 months 1 day
Rent expenses for operating leases		$ 1,000,000	1,300,000	$ 1,000,000
Financing lease costs		$ 55,000	$ 30,000